Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProFunds
Prospectus Date	rr_ProspectusDate	Nov. 27, 2024
Rising Rates Opportunity 10 ProFund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Important Information About the FundIf the Fund is successful in meeting its investment objective, it should gain approximately as much as the Note loses when the Note falls on a given day. Conversely, it should lose approximately as much as the Note gains when the Note rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Note (the “Daily Target”) for any period other than a day.While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period: ●Your return may be higher or lower than the Daily Target, and this difference may be significant. ●Factors that contribute to returns that are worse than the Daily Target include smaller Note gains or losses and higher Note volatility, as well as longer holding periods when these factors apply. ●Factors that contribute to returns that are better than the Daily Target include larger Note gains or losses and lower Note volatility, as well as longer holding periods when these factors apply. ●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Rising Rates Opportunity 10 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the most recently issued 10-Year U.S. Treasury Note (the “Note”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Daily Target.Under normal circumstances, the Fund will obtain inverse exposure to at least 80% of its total assets in components of the Note or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.ProFund Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund seeks to rebalance its portfolio each day so that its exposure to the Note is consistent with the Daily Target. The Note’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Note has risen on a given day, net assets of the Fund should fall (assuming there were no shares issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Note has fallen on a given day, net assets of the Fund should rise (assuming there were no share redemptions). As a result, the Fund’s exposure will need to be increased.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock	The Note’s annualized historical volatility rate for the five-year period ended July 31, 2024 was 8.64%. The Note’s highest July to July volatility rate during the five-year period was 10.51% (July 31, 2023). The Note’s annualized total return performance for the five-year period ended July 31, 2024, as measured by the S&P U.S. Treasury Bond Current 10-Year Total Return Index, was -1.21%.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results for Investor Class shares have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. Performance for Service Class shares would differ to the extent their fees and expenses differ. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.profunds.com).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results for Investor Class shares have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	(www.profunds.com)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter(ended9/30/2023):7.39%Worst Quarter(ended3/31/2020):-11.43%Year-to-Date(ended9/30/2024):2.43%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsAs of December 31, 2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 13, 2023, the Ryan Labs Returns Treasury Yield Curve 10 Year Index was discontinued and was replaced by the S&P U.S. Treasury Bond Current 10-Year Total Return Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold the Fund’s shares through tax-deferred arrangements, such as a retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Average annual total returns are shown on a before- and after-tax basis for Investor Class shares only. After-tax returns for Service Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average annual total returns are shown on a before- and after-tax basis for Investor Class shares only. After-tax returns for Service Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold the Fund’s shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Rising Rates Opportunity 10 ProFund | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
Rising Rates Opportunity 10 ProFund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Rising Rates Opportunity 10 ProFund | Inverse Correlation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Short or Inverse Investing Risk — You will lose money when the Note rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Note approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
Rising Rates Opportunity 10 ProFund | Holding Period Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Note returns and Note volatility (how much the value of the Note moves up and down from day-to-day) on your holding period return. Note volatility has a negative impact on Fund returns. During periods of higher Note volatility, the Note volatility may affect the Fund’s returns as much as or more than the return of the Note. The following table illustrates the impact of Note volatility and Note return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Note gains or losses and higher Note volatility. Your return will tend to be better than the Daily Target when there are larger Note gains or losses and lower Note volatility. You may lose money when the Note return is flat (i.e., close to zero) and you may lose money when the Note falls. The table uses hypothetical annualized Note volatility and Note returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Note return for a one-year period. Each column corresponds to a level of hypothetical annualized Note volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Note return were 20%. However, as the table shows, with a one-year Note return of 20% and an annualized Note volatility of 50%, the Fund could be expected to return -35.1%.Estimated Fund ReturnsNote PerformanceOne Year Volatility RateOneYearNoteInverse (-1x)of theOne YearNote10%25%50%75%100%-60%60%147.5%134.9%94.7%42.4%-8.0%-50%50%98.0%87.9%55.8%14.0%-26.4%-40%40%65.0%56.6%29.8%-5.0%-38.7%-30%30%41.4%34.2%11.3%-18.6%-47.4%-20%20%23.8%17.4%-2.6%-28.8%-54.0%-10%10%10.0%4.4%-13.5%-36.7%-59.1%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%-10%-10.0%-14.6%-29.2%-48.2%-66.6%20%-20%-17.5%-21.7%-35.1%-52.5%-69.3%30%-30%-23.8%-27.7%-40.1%-56.2%-71.7%40%-40%-29.3%-32.9%-44.4%-59.3%-73.7%50%-50%-34.0%-37.4%-48.1%-62.0%-75.5%60%-60%-38.1%-41.3%-51.3%-64.4%-77.0%Assumes: (a) no dividends paid with respect to securities included in the Note; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.Historical Note volatility and performance do not predict future Note volatility and performance. For more information, including additional graphs and charts demonstrating the effects of Note volatility and Note return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
Rising Rates Opportunity 10 ProFund | Correlation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Note. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Note, its weighting of securities may be different from that of the Note, and it may invest in instruments not included in the Note. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Note that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Rising Rates Opportunity 10 ProFund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Derivatives Risk — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Note. Any costs associated with using derivatives will reduce the Fund’s return.
Rising Rates Opportunity 10 ProFund | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Note has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
Rising Rates Opportunity 10 ProFund | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Note.
Rising Rates Opportunity 10 ProFund | US Treasury Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●U.S. Treasury Market Risk — The U.S. Treasury market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury obligations to decline.
Rising Rates Opportunity 10 ProFund | Debt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the market. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day.
Rising Rates Opportunity 10 ProFund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities. These factors may cause the value of an investment in the Fund to change. As a fund seeking daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily return of the Note, the Fund’s performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.
Rising Rates Opportunity 10 ProFund | Money Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
Rising Rates Opportunity 10 ProFund | Active Investor Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Active Investor Risk —The Fund permits short-term trading of its securities. This may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus. In addition, this will increase portfolio turnover and may result in additional costs for the Fund.
Rising Rates Opportunity 10 ProFund | Early Close Late Close Trading Halt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Rising Rates Opportunity 10 ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	$ 10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.39%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	3.14%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.36%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.78%
1 Year	rr_ExpenseExampleYear01	$ 181
3 Years	rr_ExpenseExampleYear03	841
5 Years	rr_ExpenseExampleYear05	1,526
10 Years	rr_ExpenseExampleYear10	$ 3,354
2014	rr_AnnualReturn2011	(11.67%)
2015	rr_AnnualReturn2012	(3.34%)
2016	rr_AnnualReturn2013	(1.79%)
2017	rr_AnnualReturn2014	(3.06%)
2018	rr_AnnualReturn2015	1.07%
2019	rr_AnnualReturn2016	(7.10%)
2020	rr_AnnualReturn2017	(11.86%)
2021	rr_AnnualReturn2018	1.06%
2022	rr_AnnualReturn2019	19.69%
2023	rr_AnnualReturn2020	3.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.43%)
OneYear	rr_AverageAnnualReturnYear01	3.74%
FiveYears	rr_AverageAnnualReturnYear05	0.55%
TenYears	rr_AverageAnnualReturnYear10	(1.68%)
InceptionDate	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2005
Rising Rates Opportunity 10 ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	$ 10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.39%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	4.14%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.36%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.78%
1 Year	rr_ExpenseExampleYear01	$ 281
3 Years	rr_ExpenseExampleYear03	1,135
5 Years	rr_ExpenseExampleYear05	2,003
10 Years	rr_ExpenseExampleYear10	$ 4,240
OneYear	rr_AverageAnnualReturnYear01	2.63%
FiveYears	rr_AverageAnnualReturnYear05	(0.47%)
TenYears	rr_AverageAnnualReturnYear10	(2.66%)
InceptionDate	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2005
Rising Rates Opportunity 10 ProFund | After Taxes on Distributions | Investor
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	1.09%
FiveYears	rr_AverageAnnualReturnYear05	(0.02%)
TenYears	rr_AverageAnnualReturnYear10	(1.96%)
Rising Rates Opportunity 10 ProFund | After Taxes on Distributions and Sales of Shares | Investor
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	2.21%
FiveYears	rr_AverageAnnualReturnYear05	0.18%
TenYears	rr_AverageAnnualReturnYear10	(1.37%)
Rising Rates Opportunity 10 ProFund | Bloomberg U.S. Aggregate Bond Index
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	5.53%	[3]
FiveYears	rr_AverageAnnualReturnYear05	1.10%	[3]
TenYears	rr_AverageAnnualReturnYear10	1.81%	[3]
Rising Rates Opportunity 10 ProFund | S&P U.S. Treasury Bond Current 10-Year Total Return Index
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	3.54%	[3],[4]
FiveYears	rr_AverageAnnualReturnYear05	0.04%	[3],[4]
TenYears	rr_AverageAnnualReturnYear10	1.42%	[3],[4]
Rising Rates Opportunity 10 ProFund | Ryan Labs Returns Treasury Yield Curve 10 Year Index
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	3.59%	[3],[5]
FiveYears	rr_AverageAnnualReturnYear05	(0.13%)	[3],[5]
TenYears	rr_AverageAnnualReturnYear10	1.20%	[3],[5]

[1]	The information in the table has been restated to reflect current fees and expenses.
[2]	ProFund Advisors LLC (“ProFund Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.78% for Investor Class shares and 2.78% for Service Class shares through November 30, 2025. This agreement may not be terminated before that date without the approval of the Fund’s Board. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years subject to certain limitations.
[3]	Reflects no deduction for fees, expenses or taxes.
[4]	Effective December 13, 2023, the Ryan Labs Returns Treasury Yield Curve 10 Year Index was discontinued and was replaced by the S&P U.S. Treasury Bond Current 10-Year Total Return Index.
[5]	Index performance through December 12, 2023 reflects the performance of the Ryan Labs Returns Treasury Yield Curve 10 Year Index. Index performance beginning on December 13, 2023 reflects the performance of the S&P U.S. Treasury Bond Current 10-Year Total Return Index.